Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Advances from the FHLB summarized by year of maturity and weighted average interest rate) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Advances From FHLB	$ 0
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Federal Home Loan Bank, Advances, Collateral Pledged, Amortized Cost	70,100,000	$ 94,300,000
Federal Home Loan Bank, Advances, Collateral Pledged, Fair Value	$ 61,100,000	$ 94,300,000